Putnam
Asia Pacific
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/99. Additional details, including fund strategy, performance, and manager's outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/99.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (93.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Hong Kong (33.2%)
--------------------------------------------------------------------------------------------------------------------------
              8,000  Asia Satellite Telecommunications Holdings Ltd.                                        $       12,908
             22,000  Cathay Pacific Airways                                                                         24,564
             10,000  Cheung Kong Infrastructure Holdings (NON)                                                      68,091
             10,000  China Light & Power Co.                                                                        47,115
             25,000  China Telecom Ltd. (NON)                                                                       44,372
              9,000  Dao Heng Bank Group Ltd.                                                                       24,513
             16,000  First Pacific Co., Ltd.                                                                         9,655
              5,000  Hang Seng Bank Ltd.                                                                            40,661
             23,000  Hong Kong and China Gas Co., Ltd.                                                              26,720
             40,000  Hong Kong Telecommunications Ltd. (NON)                                                        67,123
             14,000  Hutchison Whampoa, Ltd. (NON)                                                                  97,134
              7,000  Johnson Electric Holdings Ltd.                                                                 18,523
             50,000  Leefung -- Asco Printers Holdings Ltd.                                                          8,519
             48,000  Legend Holdings Ltd. (NON)                                                                     18,743
              6,000  Li & Fung Ltd.                                                                                 10,843
             16,000  National Mutual Asia Ltd.                                                                      11,359
              9,000  New World Development Co. Ltd.                                                                 16,555
             10,000  Sun Hung Kai Properties Ltd.                                                                   68,091
                                                                                                            --------------
                                                                                                                   615,489

India (6.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Bajaj Auto Ltd. 144A GDR                                                                       14,363
              2,000  BSES Ltd. GDR (NON)                                                                            23,750
              2,500  Gujarat Ambuja Cements Ltd. GDR                                                                14,375
                900  ITC Ltd. GDR                                                                                   18,000
              2,300  Mahanagar Telephone Nigam Ltd. GDR                                                             22,425
              2,000  Tata Engineering & Locomotive Co., Ltd. GDR (NON)                                               8,380
              2,000  Videsh Sanchar Nigam Ltd. GDR (NON)                                                            19,150
                                                                                                            --------------
                                                                                                                   120,443

Indonesia (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  PT Indosat ADR                                                                                 13,000
              1,400  PT Telekomunikasi Indonesia ADR                                                                 8,925
             15,000  Sampoerna Industries (NON)                                                                     11,026
                                                                                                            --------------
                                                                                                                    32,951

Malaysia (4.0%)
--------------------------------------------------------------------------------------------------------------------------
             13,000  Berjaya Sports Toto Berhad                                                                     15,447
             45,000  IJM Copr. Berhad                                                                               22,659
             11,000  Jaya Tiasa Holdings Berhad                                                                     12,889
              6,000  Malakoff Berhard                                                                               11,929
             21,000  PPB Oil Palms Berhad                                                                           12,106
                                                                                                            --------------
                                                                                                                    75,030

Pakistan (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Pakistan Telecom Ltd. 144A GDR                                                                 10,747

Philippines (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Ayala Land, Inc.                                                                                7,410
              3,800  Bank of the Philippine Islands (NON)                                                            8,961
            100,000  Cosmos Bottling Corp.                                                                           7,216
             70,500  International Container Terminal Services, Inc. (NON)                                           3,888
              3,000  Manila Electric Co. Class B                                                                     9,356
                500  Philippine Long Distance Telephone Co. ADR                                                     11,662
             90,000  SM Prime Holdings Inc.                                                                         17,397
                                                                                                            --------------
                                                                                                                    65,890

Singapore (15.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  City Developments Ltd.                                                                         20,906
              3,000  Cycle & Carriage Ltd.                                                                          10,976
              9,000  Datacraft Asia Ltd.                                                                            18,000
              3,000  Development Bank of Singapore Ltd.                                                             21,777
              6,000  Keppel Corp.                                                                                   13,937
              5,000  Oversea Chinese Banking Corp.                                                                  33,391
              5,000  Singapore Airlines Ltd.                                                                        36,876
              2,600  Singapore Press Holdings Ltd.                                                                  29,594
             10,000  Singapore Tech Engineering                                                                      8,595
             16,000  Singapore Telecommunications, Ltd.                                                             22,764
              3,600  United Overseas Bank Ltd.                                                                      21,115
             12,000  Venture Manufacturing Ltd.                                                                     50,523
                                                                                                            --------------
                                                                                                                   288,454

South Korea (13.9%)
--------------------------------------------------------------------------------------------------------------------------
                 70  Hanjin Heavy Industries                                                                           286
              2,440  Hankook Tire Manufacturing Co.                                                                 10,039
                400  Hankuk Glass Industry Co. Ltd. (NON)                                                            7,526
              2,000  Hanwha Chemical Corp.                                                                           9,407
              1,300  Housing & Commercial Bank GDR (NON)                                                            20,151
                200  Korea Chemical Co. Ltd. (NON)                                                                   9,325
              2,100  Korea Electric Power Corp. (NON)                                                               49,646
                300  Korea Telecom Corp. (NON)                                                                       8,834
                135  LG Information & Communication                                                                  3,931
                240  Pohang Iron & Steel Company, Ltd. (NON)                                                        12,651
              1,145  Samsung Electronics Co. (NON)                                                                  80,735
                 36  Samsung Fire & Marine Insurance                                                                11,485
                600  Samsung Securities Co. Ltd.                                                                    13,669
                300  Sansung Electro-Mechanics Co. (NON)                                                             5,718
              1,339  SK Telecom Co., Ltd. ADR                                                                       13,557
                                                                                                            --------------
                                                                                                                   256,960

Taiwan (9.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Ase Test Limited (NON)                                                                         16,250
              1,000  Asustek Computer, Inc. GDR (NON)                                                                8,350
             23,000  Bank Sinopac (NON)                                                                              9,992
              4,000  Cathay Life Insurance Co., Ltd.                                                                13,261
             30,000  Four Seasons Mercantile Holdings                                                                9,778
              2,000  Hon Hai Precision Industry (NON)                                                                9,688
              5,000  Nien Hsing Textile Corp., Ltd. (NON)                                                            9,158
              2,000  Pacific Electrical Wire & Cable (NON)                                                           1,090
              6,000  President Chain Store Corp.                                                                    16,621
              1,568  Siliconware Precision Industries Co. GDR (NON)                                                 18,973
             19,000  Taiwan Semiconductor Manufacturing Co. (NON)                                                   50,908
                800  Windbond Electronics Corp. 144A GDR                                                            10,720
                                                                                                            --------------
                                                                                                                   174,789

Thailand (3.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,200  Advanced Info Service Public Co., Ltd.                                                          8,356
              5,000  Bangkok Bank Public Co., Ltd.                                                                   8,436
              4,000  Electricity Generating Public Co. Ltd. (NON)                                                    8,677
             10,300  Land and House Public Co. Ltd. (NON)                                                            5,793
                900  PTT Exploration & Production PLC (NON)                                                          5,881
                800  Siam Cement Public Company Ltd. (The) (NON)                                                    16,540
              5,000  Thai Farmers Bank Public Co.                                                                    8,369
                                                                                                            --------------
                                                                                                                    62,052

United Kingdom (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                800  HSBC Holdings PLC                                                                              22,512
                                                                                                            --------------
                     Total Common Stocks (cost $1,498,942)                                                  $    1,725,317

SHORT-TERM INVESTMENTS (6.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $58,000  Interest in $307,131,000 joint repurchase agreement dated
                       February 26, 1999 with Merrill Lynch, Pierce, Fenner and
                       Smith, Inc. due March 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $58,023
                       for an effective yield of 4.74%                                                      $       58,000
             60,000  Interest in $310,913,000 joint repurchase agreement dated
                       February 26, 1999 with Warburg Securities due
                       March 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $60,024 for an effective
                       yield of 4.74%                                                                               60,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $118,000)                                           $      118,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,616,942) (b)                                                $    1,843,317
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,850,909.

  (b) The aggregate identified cost on a tax basis is $1,616,942, resulting in gross unrealized appreciation and depreciation of $315,508 and $89,133, respectively, or net unrealized appreciation of $226,375.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 28, 1999 (as a percentage of net assets):

         Electronics and electrical equipment  14.7%                            Telecommunications  12.6%
         Insurance and finance                 14.6                             Real Estate         11.0

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,616,942) (Note 1)                                                $1,843,317
-----------------------------------------------------------------------------------------------
Cash                                                                                      6,481
-----------------------------------------------------------------------------------------------
Foreign currency (cost $23,947)                                                          24,126
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                      3,756
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      582
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           97,128
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,975,390

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        109,263
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                764
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  327
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               148
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   13,972
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       124,481
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,850,909

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,194,709
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (12,370)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (558,409)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       226,979
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,850,909

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,850,909 divided by 260,479 shares)                                                    $7.11
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.11)*                                    $7.54
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $1,468)                                                  $ 15,324
-----------------------------------------------------------------------------------------------
Interest                                                                                    478
-----------------------------------------------------------------------------------------------
Total investment income                                                                  15,802

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          8,757
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,677
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,031
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   1,017
-----------------------------------------------------------------------------------------------
Auditing                                                                                 10,719
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,229
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (10,001)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           14,449
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,154)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             13,295
-----------------------------------------------------------------------------------------------
Net investment income                                                                     2,507
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (45,970)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (8,464)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                            (1,670)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            566,030
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 509,926
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $512,433
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                      For the period
                                                                                                      March 23, 1998
                                                                               Six months ended      (commencement
                                                                                    February 28        of operations)
                                                                                          1999*   to August 31, 1998
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    2,507           $   18,006
--------------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                           (54,434)            (508,833)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                        564,360             (337,381)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                         512,433             (828,208)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------------
From net investment income                                                              (28,025)                  --
--------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        35,794              158,915
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 520,202             (669,293)

Net assets
--------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          1,330,707            2,000,000
--------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $12,370 and
$13,148, respectively)                                                               $1,850,909           $1,330,707
--------------------------------------------------------------------------------------------------------------------

*Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                      ended        For the period
Per-share                                                                                          February 28     March 23, 1998+
operating performance                                                                               (Unaudited)     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $5.23            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                                             .01              .06
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.98            (3.33)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.99            (3.27)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                              (.11)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.11)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $7.11            $5.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 37.97*          (38.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $1,851           $1,331
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                                             .82*             .73*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                             .14*             .99*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                120.87*          202.60*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $.04 and $.07 per share for the periods ended February 28, 1999 and
    August 31, 1998, respectively. (see Note 2)




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (The "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long term capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and market to market gains and losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $1,154 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $2,135,987 and $2,017,786, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                     For the six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,137            $67,578
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,792             28,025
-----------------------------------------------------------------------------
                                                    13,929             95,603

Shares
repurchased                                         (8,129)           (59,809)
-----------------------------------------------------------------------------
Net increase                                         5,800            $35,794
-----------------------------------------------------------------------------

                                                 For the period March 23, 1998
                                                 (commencement of operations)
                                                      to August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        104,744           $659,238
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   104,744            659,238

Shares
repurchased                                        (85,359)          (500,323)
-----------------------------------------------------------------------------
Net increase                                        19,385           $158,915
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to March 23, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on March 20, 1998.

At February 28, 1999, Putnam Investments, Inc. owned 247,129 shares of the fund (94.87% of class shares outstanding), valued at $1,757,087.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carmel Peters
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Asia Pacific Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

51088-2IB  4/99